Shareholder Fees - ETF - Vanguard Russell 2000 Growth Index Fund - ETF Shares	Dec. 22, 2020 USD ($)
Shareholder Fees:
Transaction Fee on Purchases and Sales	none
Transaction Fee on Reinvested Dividends	none
Transaction Fee on Conversion to ETF Shares	none